SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
SHARE CAPITAL

9.    SHARE CAPITAL

a)    Authorized, Issued and Outstanding shares

The Company is authorized to issue an unlimited number of common shares without par value and preferred shares. No preferred shares have been issued.

b)    Share Purchase Warrants

The following table summarizes warrants which were outstanding and exercisable as at December 31, 2021 and 2020 and changes during the years then ended:

		Weighted average
	Number of warrants	exercise price
	outstanding	per warrant
Balance at December 31, 2019	18,250,000	$2.41
Exercised	(8,250,000)	$1.89
Balance at December 31, 2020	10,000,000	$2.84
Exercised	(5,000,000)	$2.41
Balance at December 31, 2021	5,000,000	$3.28

A summary of the Company’s outstanding warrants as at December 31, 2021 is presented below:

Number outstanding	Exercise Price	Expiry Date
5,000,000	$3.28	June 29, 2023

During the year ended December 31, 2021, 5,000,000 common share purchase warrants were exercised for gross proceeds of $12.0 million to the Company. The weighted-average common share price was $4.75 per share at the time the warrants were exercised.

During the year ended December 31, 2020, 8,250,000 common share purchase warrants were exercised for gross proceeds of $15.6 million to the Company. The common share price was $4.29 per share at the time the warrants were exercised.

c)    Share Purchase Options

The Company adopted a stock option and compensation share plan (the “Plan”), which provides that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants, either, (i) common shares of the Company or (ii) non-transferable stock options to purchase common shares of the Company, each set at a price determined by the fair market value of the shares at the date immediately preceding the date on which the option is granted or the common share is issued. Under the Plan, the aggregate number of common shares of the Company reserved for issuance is 10,000,000 common shares. If any option granted under the Plan expires or terminates for any reason in accordance with the terms of the Plan without being exercised, that option shall again be available for the purpose of the Plan. All stock options and incentive shares issued under the Plan vest over a period determined by the Board of Directors. The expiry date of incentive stock options issued under the Plan will be determined by the Board of Directors and shall not be more than to ten years after issuance.

The following table summarizes stock options which were outstanding and exercisable as at December 31, 2021 and 2020 and changes during the years then ended:

		Weighted average
	Number of Options	exercise price per option
	Outstanding	(CAD$)
Balance at December 31, 2019	3,834,119	$3.31
Granted	953,255	$5.21
Exercised	(650,580)	$1.25
Forfeited	(67,910)	$5.17
Balance at December 31, 2020	4,068,884	$4.05
Granted	827,565	$6.57
Exercised	(739,949)	$2.44
Forfeited	(131,007)	$5.17
Balance at December 31, 2021	4,025,493	$4.83

Options which have vested and are exercisable as at December 31, 2021	2,789,211	$4.25

A summary of the Company’s outstanding stock options as at December 31, 2021 is presented below:

	Exercise Price
Number outstanding	(CAD$)	Expiry Date
562,444	$2.80	April 28, 2022
81,194	$2.80	May 30, 2022
696,485	$3.30	May 31, 2023
722,057	$5.18	April 3, 2024
50,000	$6.48	August 9, 2024
268,313	$5.83	December 12,2024
787,435	$5.17	March 10, 2025
30,000	$6.54	June 24, 2025
827,565	$6.57	March 26, 2026
4,025,493

The following are the weighted average assumptions used in the Black-Scholes Model to estimate the fair value of stock options granted for the years ended December 31, 2021 and 2020:

	Year ended
	December 31
	2021	2020
Risk-free interest rate	0.5%	0.5%
Expected volatility	46%	45%
Expected life	3 years	3 years
Expected dividend yield	0.8%	1.1%

The weighted average common share price during the years ended December 31, 2021 and 2020, were $5.25 and $4.78 per share at the time the options were exercised, respectively. The weighted average remaining contractual life of the options as at December 31, 2021 was 2.46 years (2020: 2.73 years).

d)    Restricted Share Units (“RSUs”)

The Company adopted a restricted share unit plan (the “RSU Plan”), which provides that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants, non-transferable restricted share units (“RSUs”). Each RSU is set at a price determined by the fair market value of the shares at the date immediately preceding the date on which the RSU is granted. Under the RSU Plan, the aggregate number of common shares of the Company reserved for issuance is 3,000,000 common shares. If any RSU granted under the RSU Plan expires or terminates for any reason in accordance with the terms of the RSU Plan without vesting, that RSU shall again be available for the purpose of the Plan. All RSUs issued under the Plan vest after three years, unless otherwise determined on the grant date by the Board of Directors. The Board of Directors has the discretion to settle the vested RSUs in cash or common shares of the Company.

The following table summarizes RSUs which were outstanding as at December 31, 2021 and 2020 and changes during the years then ended:

		Weighted average fair
	Number of RSUs	value per RSU
	Outstanding	(CAD$)
Balance at December 31, 2019	97,027	$5.82
Granted	105,822	$5.57
Forfeited	(10,155)	$5.17
Balance at December 31, 2020	192,694	$5.72
Granted	184,613	$6.96
Settled	(32,161)	$5.83
Balance at December 31, 2021	345,146	$6.37

e)    Dividends

During the year ended December 31, 2021, the Board of Directors of the Company declared three dividends of $0.0125 and one dividend of $0.01 per common share (four dividends of $0.01 per common share for the comparable period in 2020).